Stock Plans	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Stock Plans

Note 15 — Stock Plans

As of December 31, 2011, RAI had two stock plans, the Equity Incentive Award Plan for Directors of RAI, referred to as the EIAP, and the Reynolds American Inc. 2009 Omnibus Incentive Compensation Plan, referred to as the Omnibus Plan.

Under the EIAP, RAI currently provides (1) grants of deferred stock units to eligible directors upon becoming a director or, provided the director did not receive an initial award upon his/her election to the board, upon appointment to the position of Non-Executive Chairman and (2) grants of deferred stock units to eligible directors on a quarterly and annual basis thereafter. Directors may elect to receive shares of common stock in lieu of their initial and annual grants of deferred stock units. A maximum of 2,000,000 shares of common stock may be issued under this plan, of which 1,112,305 shares were available for grant as of December 31, 2011. Deferred stock units granted under the EIAP have a value equal to, and bear dividend equivalents at the same rate as, one share of RAI common stock, and have no voting rights. The dividends are paid as additional units in an amount equal to the number of shares of RAI common stock that could be purchased with the dividends on the date of payment. Generally, distribution of a director’s deferred stock units will be made on January 2 following his or her last year of service on the board; however, for all grants made under the EIAP after December 31, 2007, a director may elect to receive his or her deferred stock units on the later of January 2 of a specified year or January 2 following his or her last year of service on the board. At the election of a director, distribution may be made in one lump sum or in up to ten annual installments. A director is paid in cash for the units granted quarterly and in common stock for the units granted initially and annually, unless the director elects to receive cash for the initial and annual grants. Cash payments are based on the average closing price of RAI common stock during December of the year preceding payment. Compensation expense related to the EIAP was $5 million during 2011, $4 million during 2010 and $3 million during 2009.

In 2009, the shareholders of RAI approved the Omnibus Plan. Awards to key employees under the Omnibus Plan may be in the form of cash awards, incentive or non-incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units or other awards. Subject to adjustments as set forth in the Omnibus Plan, the number of shares of RAI common stock that may be issued with respect to awards under the Omnibus Plan will not exceed 38,000,000 shares in the aggregate. The Omnibus Plan replaced the LTIP, which expired in 2009. The outstanding grants made under the LTIP prior to its expiration will remain outstanding in accordance with their terms. Upon retirement, a holder’s grant under the Omnibus Plan or LTIP generally vests on a pro rata basis for the portion of the vesting service period that has elapsed, thereby maintaining an appropriate approximation of forfeitures related to retirement.

Information regarding stock-based awards outstanding as of December 31, 2011, was as follows:

Grant Year	Plan	Number of Shares Granted	Grant Price	Type	Vesting Date	Number of Shares Cancelled	Number of Shares Vested
2009	LTIP	2,764,486	$16.550	Restricted Stock Units	March 2, 2012	448,475	—
2010	Omnibus	1,980,166	$26.620	Restricted Stock Units	March 1, 2013	353,655	—
2010	Omnibus	8,422	$27.655	Restricted Stock Units	March 1, 2013	5,704	—
2010	Omnibus	2,758	$29.425	Restricted Stock Units	March 1, 2013	—	—
2011	Omnibus	1,561,331	$33.990	Restricted Stock Units	March 1, 2014	102,474	—
2011	Omnibus	3,874	$39.590	Restricted Stock Units	March 1, 2014	—	—

The grant date fair value was based on the per share closing price of RAI common stock on the date of grant. The actual number of shares granted is fixed. The grants are accounted for as equity-based and compensation expense includes the vesting period elapsed.

The restricted stock unit grants will be settled exclusively in shares of RAI common stock. Upon settlement, each grantee will receive a number of shares of RAI’s common stock equal to the product of the number of vested units and a percentage up to 150% based on the average RAI annual incentive award plan score over the three-year period ending on December 31 of the year prior to the vesting date.

Dividends paid on shares of RAI common stock will accumulate on the restricted stock units and be paid to the grantee on the vesting date. If RAI fails to pay its shareholders cumulative dividends of at least $5.10 per share for the three-year performance period ending December 31, 2011 (in the case of the 2009 restricted stock unit grants), $5.40 per share for the three-year performance period ending December 31, 2012 (in the case of the 2010 restricted stock unit grants), or $6.36 per share for the three-year performance period ending December 31, 2013 (in the case of the 2011 restricted stock unit grants), then each award will be reduced by an amount equal to three times the percentage of the dividend underpayment, up to a maximum reduction of 50%. Dividends accrued on the 2009 grants are included in current liabilities and the dividends accrued on the 2010 and 2011 grants are included in other noncurrent liabilities in the consolidated balance sheet as of December 31, 2011.

The changes in restricted RAI common stock and restricted stock units during 2011 were as follows:

	Stock and Stock Units	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	4,845,861	$21.87
Granted	1,565,205	34.00
Forfeited	(544,032)	24.93
Vested	(456,305)	30.94

Outstanding at end of year	5,410,729	24.30

Total compensation expense related to stock-based compensation and the related tax benefits recognized in selling, general and administrative expenses in the consolidated statements of income were as follows:

Grant/Type	2011	2010	2009
2006 restricted stock	$—	$—	$(2)
2007 restricted stock and performance shares	—	1	5
2008 restricted stock	1	5	5
2009 restricted stock units	12	16	14
2010 restricted stock units	12	15	—
2011 restricted stock units	13	—	—

Total compensation expense	$38	$37	$22

Total related tax benefits	$13	$13	$8

Cash payments related to stock-based compensation were $19 million and $16 million for the years ended 2010 and 2009, respectively.

The amounts related to the 2008 and 2009 LTIP restricted stock unit grants and the 2010 and 2011 Omnibus restricted stock unit grants were included in the consolidated balance sheets as of December 31 as follows:

	2011	2010
Other current liabilities	$15	$—
Other noncurrent liabilities	10	14
Paid-in capital	81	58

As of December 31, 2011, there were $55 million of unrecognized compensation costs related to restricted stock units, calculated at the grant-date price, which are expected to be recognized over a weighted-average period of 1.83 years.

There were 40,000 stock options granted under the EIAP and outstanding at December 31, 2011, all of which were exercisable on such date at a per share exercise price of $17.45 with a remaining contractual life of 0.4 years.

RAI has a policy of issuing new shares of common stock to satisfy share option exercises. The changes in RAI’s stock options during 2011, 2010 and 2009 were as follows:

	2011		2010		2009
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	40,000	$17.45	485,468	$7.64	776,348	$7.38
Expired	—	—	(83,184)	6.63	—	—
Exercised	—	—	(362,284)	6.78	(290,880)	6.95

Outstanding at end of year	40,000	17.45	40,000	17.45	485,468	7.64

Exercisable at end of year	40,000	17.45	40,000	17.45	485,468	7.64

The intrinsic value of options exercised was $7 million and $4 million for the years ended December 31, 2010 and 2009, respectively. The aggregate intrinsic value of fully vested outstanding and exercisable options at December 31, 2011, was $1 million.

Cash proceeds related to stock options exercised and excess tax benefits related to stock-based compensation were as follows:

	2011	2010	2009
Proceeds from exercise of stock options	$—	$2	$2
Excess tax benefits from stock-based compensation	1	2	2

Equity compensation plan information as of December 31, 2011, was as follows:

Plan Category	Number of Securities to be Issued Upon Exercise of Outstanding Options, Warrants and Rights		Weighted Average Exercise Price of Outstanding Options, Warrants and Rights	Number of Securities Remaining Available for Future Issuance under Equity Compensation Plans (Excluding Securities Reflected in Column (a))
	(a)		(b)	(c)
Equity Compensation Plans Approved by Security Holders	8,116,094	(2)	$—	33,357,923
Equity Compensation Plans Not Approved by Security Holders (1)	40,000		17.45	1,112,305

Total	8,156,094	(2)	17.45	34,470,228

(1)	The EIAP was approved by RJR’s sole shareholder, NGH, prior to RJR’s spin-off on June 15, 1999.

(2)

Consists of restricted stock units. These restricted stock units represent the maximum number, 150%, of shares to be awarded under the best-case targets that may not be achieved, and accordingly, may overstate expected dilution.